UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler & Company, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number: 28-1384

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     January 2, 2004

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   41

FORM 13F INFORMATION TABLE VALUE TOTAL:   $126,787,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY COM                 COM              88579Y101     3854    45330 SH       SOLE                    40630        0     4700
ALCOA INC COM                  COM              013817101     4121   108455 SH       SOLE                    97105        0    11350
BANK NEW YORK INC COM          COM              064057102     3708   111957 SH       SOLE                   100257        0    11700
BRISTOL MYERS SQUIBB           COM              110122108     4873   170377 SH       SOLE                   154177        0    16200
CATERPILLAR, INC.              COM              149123101     4531    54572 SH       SOLE                    48972        0     5600
CHEVRONTEXACO CORPORATION      COM              166764100     3904    45190 SH       SOLE                    40690        0     4500
CITIGROUP INC.                 COM              172967101     4542    93572 SH       SOLE                    84122        0     9450
CONAGRA INC COM                COM              205887102     3712   140670 SH       SOLE                   126120        0    14550
CONOCOPHILLIPS COM             COM              20825C104     4043    61660 SH       SOLE                    55210        0     6450
CONSOLIDATED EDISON INC COM    COM              209115104     3317    77110 SH       SOLE                    68960        0     8150
DOW CHEMICAL COMPANY           COM              260543103     3918    94240 SH       SOLE                    84540        0     9700
DU PONT E.I. DE NEMOURS        COM              263534109     3444    75042 SH       SOLE                    67392        0     7650
EMERSON ELECTRIC CO.           COM              291011104     3454    53350 SH       SOLE                    48200        0     5150
EXELON CORP                    COM              30161N101     3878    58445 SH       SOLE                    52245        0     6200
EXXON MOBIL CORP               COM              30231G102     4969   121206 SH       SOLE                   112406        0     8800
GENERAL ELECTRIC CO            COM              369604103     3473   112120 SH       SOLE                   100770        0    11350
GENERAL MILLS, INC.            COM              370334104     2881    63600 SH       SOLE                    56950        0     6650
GENERAL MOTORS CORP.           COM              370442105     5140    96260 SH       SOLE                    86210        0    10050
HEWLETT PACKARD COMPANY        COM              428236103     3624   157790 SH       SOLE                   141690        0    16100
J.P. MORGAN CHASE & CO         COM              46625H100     3764   102465 SH       SOLE                    91765        0    10700
JOHNSON & JOHNSON              COM              478160104      215     4170 SH       SOLE                     4170        0        0
KERR MCGEE CORP COM            COM              492386107     1783    38345 SH       SOLE                    34295        0     4050
KIMBERLY-CLARK CORP            COM              494368103     3761    63650 SH       SOLE                    56950        0     6700
LINCOLN NATIONAL CORP          COM              534187109     3349    82950 SH       SOLE                    75150        0     7800
MARSH & MCLENNAN COS.          COM              571748102      287     6000 SH       SOLE                     6000        0        0
MCGRAW COS. INC.               COM              580645109      252     3600 SH       SOLE                     3600        0        0
MERCK & COMPANY, INC.          COM              589331107     3138    67922 SH       SOLE                    60822        0     7100
NATIONAL FUEL GAS CO N J COM   COM              636180101     4341   177625 SH       SOLE                   159475        0    18150
PEOPLES ENERGY CORP            COM              711030106     2400    57095 SH       SOLE                    51145        0     5950
PFIZER, INC.                   COM              717081103     2426    68660 SH       SOLE                    61460        0     7200
PITNEY-BOWES INC               COM              724479100     2223    54715 SH       SOLE                    49015        0     5700
PNC FINANCIAL SERVICES GROUP   COM              693475105      608    11100 SH       SOLE                    11100        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     3295    32990 SH       SOLE                    29740        0     3250
PUBLIC SERVICE ENTERPRS        COM              744573106      337     7690 SH       SOLE                     7690        0        0
SBC COMMUNICATIONS INC         COM              78387G103     4079   156460 SH       SOLE                   141010        0    15450
U S BANCORP                    COM              902973304     4303   144506 SH       SOLE                   129356        0    15150
UNITED TECHNOLOGIES            COM              913017109     2626    27705 SH       SOLE                    24955        0     2750
VERIZON COMMUNICATIONS         COM              92343V104      310     8828 SH       SOLE                     8828        0        0
WELLS FARGO NEW                COM              949746101     2960    50257 SH       SOLE                    45057        0     5200
WEYERHAEUSER CO.               COM              962166104     4128    64500 SH       SOLE                    58500        0     6000
WYETH                          COM              983024100      816    19220 SH       SOLE                    19220        0        0
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